Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Tel: 202-739-3000

Fax: 202-739-3001

www.morganlewis.com

September 2, 2003

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:

Croft Funds Corporation – Income and Value Funds (File Nos. 33-81926 and 811-08652)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended ( the "1933 Act"), the prospectus dated August 29, 2003 for the Croft-Leominster Income Fund and Croft-Leominster Value Fund and the Statement of Additional Information also dated August 29, 2003 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed electronically as part of Post-Effective Amendment No. 10 on August 29, 2003.

Please do not hesitate to contact me at (202) 739-5654 should you have any questions.

Very truly yours,

/s/ W. John McGuire

W. John McGuire